UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-21399

The Aegis Funds

(Exact name of registrant as specified in charter)

1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Address of principal executive offices) (Zip code)

Aegis Financial Corp.
 1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Name and address of agent for service)

Registrant's telephone number, including area code:             (703) 528-7788

Date of fiscal year end:      12/31

Date of reporting period:      3/31/10

Item 1. SCHEDULE OF INVESTMENTS.

	Shares or Principal Amount	Value
Common Stock - 0.1%
Diversified Financial Services - 0.1%
ADFITECH, Inc.(1)	5,000	$11,000

Total Common Stock (Cost $80,304)		11,000

Corporate Bonds - 75.5%
Aerospace/Defense - 1.5%
GenCorp, Inc., Company Guarantee, 9.50%, 8/15/2013	$311,000	317,609

Apparel - 4.9%
Unifi, Inc., Sr. Sec. Notes, 11.50%, 5/15/2014	1,048,000	1,079,440

Auto Parts & Equipment - 2.3%
Exide Technologies, Sr. Sec., 10.50%, 3/15/2013	500,000	510,000

Chemicals - 3.1%
Kronos Intl., Inc., Sr. Sec., 6.50%, 4/15/2013(2)	600,000	688,835

Commercial Services - 2.2%
Trico Shipping AS, Sec., 11.875%, 11/1/2014(2)(3)	500,000	480,000

Computers - 0.3%
Unisys Corp., Sr. Sec., 12.75%, 10/15/2014(3)	54,000	63,247

Diversified Financial Services - 0.1%
ADFITECH, Inc., Sr. Sec., 8.00%, 3/15/2020	19,567	19,567

Engineering & Construction - 3.0%
Pfleiderer Finance BV, Company Guarantee, 7.125%, 2/14/2049(2)	1,000,000	668,576

Entertainment - 1.0%
Mohegan Tribal Gaming Authority, Sr. Unsec. Notes, 6.125%, 2/15/2013	250,000	215,000

Forest Products & Paper - 6.3%
Mercer Intl., Inc., Sr. Unsec., 9.25%, 2/15/2013	1,413,000	1,377,675

Gas - 3.5%
Sabine Pass LNG, L.P., Sr. Sec., 7.50%, 11/30/2016	860,000	763,250

Home Builders - 1.5%
Beazer Homes USA, Inc., Sr. Notes, 8.375%, 4/15/2012	250,000	250,625
M/I Homes, Inc., Company Guarantee, 6.875%, 4/1/2012	70,000	68,250
WCI Communities, Inc., Company Guarantee, 9.125%, 5/1/2012(1)(4)(5)	200,000	—

		318,875

Iron/Steel - 0.0%
Ryerson, Inc., Company Guarantee, 8.25%, 12/15/2011	5,000	4,575

Lodging - 1.0%
MGM Mirage, Inc., Sr. Notes, 6.75%, 4/1/2013	250,000	227,500

Media - 11.3%
Fisher Communications, Inc., Company Guarantee, 8.625%, 9/15/2014	1,000,000	987,500
Hearst-Argyle Television, Inc., Sr. Unsec., 7.00%, 1/15/2018	265,000	213,569
Playboy Enterprises, Inc., Sr. Subord. Notes, 3.00%, 3/15/2025	1,501,000	1,288,984
Young Broadcasting, Inc., Sr. Subord. Notes, 10.00%, 3/1/2011(1)(4)	235,000	1,645

		2,491,698

Miscellaneous Manufacturing - 5.8%
Arctic Glacier Income, Sub Debentures, 6.50%, 7/31/2011(2)	882,000	841,272
Polypore, Inc., Sr. Subord. Notes, 8.75%, 5/15/2012	325,000	327,031
Reddy Ice Corp., Sr. Sec., 13.25%, 11/1/2015(3)	98,000	98,551

		1,266,854

Oil & Gas - 16.4%
Coffeyville Resources LLC, Sr. Sec., 10.875%, 4/1/2017(3)	1,000,000	997,500
Energy XXI Gulf Coast, Inc., Company Guarantee, 10.00%, 6/15/2013	1,000,000	1,030,000
McMoRan Exploration Co., Company Guarantee, 11.875%, 11/15/2014	500,000	540,000
Toreador Resources Corp., Sr. Unsec., 5.00%, 10/1/2025	750,000	720,000
Western Refining, Inc., Sr. Unsec., 5.75%, 6/15/2014	400,000	324,500

		3,612,000

Real Estate Investment Trusts - 7.3%
Huntingdon Real Estate Investment Trust, Sub Debentures, 7.50%, 3/31/2012(2)(3)	1,246,000	1,185,458
InterRent Real Estate Investment Trust, Subord., 7.00%, 1/31/2013(2)	461,000	424,620

		1,610,078

Retail - 0.0%
Finlay Fine Jewelry Corp., Sr. Notes, 8.375%, 6/1/2012(1)(4)	100,000	1,000

Transportation - 3.0%
Horizon Lines, Inc., Sr. Unsec., 4.25%, 8/15/2012	750,000	660,937

Trucking & Leasing - 1.0%
Greenbrier Companies, Inc., Sr. Notes, 8.375%, 5/15/2015	250,000	228,750

Total Corporate Bonds (Cost $16,444,082)		16,605,466

Mutual Funds - 2.4%
BlackRock High Income Shares	268,141	544,326

Total Mutual Funds (Cost $497,498)		544,326

Preferred Stocks - 9.4%
Insurance - 3.3%
PMA Capital Corp.	74,719	726,269

Oil & Gas - 4.1%
ATP Oil & Gas Corp.(3)	8,200	900,975

Real Estate Investment Trusts - 2.0%
Anworth Mortgage Asset Corp.	19,850	434,715

Total Preferred Stocks (Cost $1,944,562)		2,061,959

Short-Term Investments - 15.6%
UMB Bank Money Market Fiduciary, 0.030%(6)	$3,424,126	3,424,126

Total Short-Term Investments (Cost $3,424,126)		3,424,126

Total Investments - 103.0% (Cost $22,390,572)(7)		22,646,877

Liabilities less other assets - (3.0)%		(666,534)

Net Assets -100.0%		$21,980,343

(1) Non-income producing securities.
(2) Foreign security denominated in U.S. Dollars
(3) 144A – Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.

(4) Issue is in default or bankruptcy.
(5) Company is in liquidation and security is being fair valued according to policies and procedures approved by the Aegis High Yield Fund board of trustees.
(6) Variable rate security; the rate shown is the 7-day effective yield as of March 31, 2010.
(7) At March 31, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes was as follows:

Cost of investments	$22,390,572
Gross unrealized appreciation	$1,129,126
Gross unrealized depreciation	(872,821)
Net unrealized appreciation on investments	$256,305

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Security valuation.  Investments in securities are valued based on market quotations or on data furnished by an independent pricing service.  Short-term notes are stated at amortized cost, which is equivalent to value.  Restricted securities and other securities for which market quotations are not readily available are valued at fair value as determined by the Board of Trustees.  In determining fair value, the Board procedures consider all relevant qualitative and quantitative factors available.  These factors are subject to change over time and are reviewed periodically.  The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.  Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s advisor to be the primary market.  The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:
•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$11,000	$—	$—	$11,000
Corporate Bonds	—	16,605,466	—	16,605,466
Mutual Funds	544,326	—	—	544,326
Preferred Stocks	1,160,984	900,975	—	2,061,959
Short-Term Investments	—	3,424,126	—	3,424,126
Total	$1,716,310	$20,930,567	$—	$22,646,877

Unrealized Appreciation/Depreciation On Other Financial Instruments*
	Level 1	Level 2	Level 3	Total

Forward Contracts	$6	$-	$-	$6

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Foreign risk and currency translation.  The Fund may invest directly in foreign securities.  Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country.  These movements will affect the Fund’s share price and investment performance.  The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States.  The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks.  In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets.  Foreign issuers may be subject to less government supervision.  It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries.  There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Foreign currency exchange contracts are a way of managing foreign exchange rate risk. The purchase or sale of a specific foreign currency at a fixed price on a future date may be used as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the use of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.  The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain on investments and foreign currency transactions and for the period ended March 31, 2010 was $4,248.  The number of contracts transacted during the period ended March 31, 2010 was 27.

In March 2008, the Financial Accounting Standards Board (“FASB”) issued Disclosure about Derivative Instruments and Hedging Activities effective for fiscal years and interim periods beginning after November 15, 2008. Disclosure about Derivative Instruments and Hedging Activities requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund holds two foreign currency forward contracts at March 31, 2010.

FOREIGN CURRENCY FORWARD CONTRACTS OPEN AT MARCH 31, 2010

	Contract Amount					Unrealized
Settlement Date	Receive		Deliver		Currency Value	Appreciation/ (Depreciation)
April 5, 2010	15,641	CAD	$15,342	USD	$15,400	$58
April 6, 2010	97,715	CAD	96,261	USD	96,209	(52)

Total						$6

ITEM 2. CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Aegis Funds

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, President

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Scott L. Barbee
Scott L. Barbee, President

Date:  May 26, 2010

By (Signature and Title) /s/Sarah Q. Zhang
Sarah Q. Zhang, Treasurer

Date:  May 26, 2010